Note Employee benefits (Changes in accumulated other comprehensive income (loss) for postretirement plan) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Recognized During Year [Abstract]
Prior service credit	$ 3,800	$ 3,800	$ 3,800
Postretirement Health Care Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Accumulated other comprehensive loss	13,865	15,466
Recognized During Year [Abstract]
Prior service credit	3,800	3,800	3,800
Amortization of actuarial losses	(569)	(1,099)	(996)
Ocurring During Year [Abstract]
Net actuarial losses	6,983	(4,302)
Total Increase in AOCL	10,214	(1,601)
Accumulated other comprehensive loss	$ 24,079	$ 13,865	$ 15,466